Leases (Details) - Schedule of leases and a reconciliation to the operating lease liabilities	Dec. 31, 2022 USD ($)
Schedule Of Leases And AReconciliation To The Operating Lease Liabilities Abstract
2023	$ 1,202
2024	755
2025	279
2026	131
2027	113
Thereafter	100
Total future fixed operating lease payments	2,580
Less: Imputed interest	266
Total operating lease liabilities	$ 2,314
Weighted-average remaining lease term – operating leases	2 years 8 months 23 days
Weighted-average discount rate – operating leases	8.20%